SHORT-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2023
Short-term Investment
SCHEDULE OF SHORT TERM INVESTMENTS

	As of December 31,
	2022	2023
	RMB	RMB

Debt security for trading (1)	-	7,195
Time deposits	142,357	-
Wealth management products (2)	69,646	-
Total short-term investment	212,003	7,195

(1)	In October 2023, the Group acquired a debt security at a cash consideration of US$ 1 million (approximately equivalent to RMB 7.16 million). For the year ended December 31, 2023, the Group recorded fair value gains on this investment of RMB 31 in financial income/(expense), net (Note 19).

(2)	The Group’s wealth management products mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased or revolving terms. For the years ended December 31, 2021, 2022 and 2023, the weighted average return of the wealth management products were 5.2%, 2.04% and 3.91%, respectively.